Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial instruments by category

Note 15.1 | Financial instruments by category

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2021
Assets
Trade receivables	17,563	-	-	17,563
Other receivables	2,117	-	23	2,140
Cash and cash equivalents
Cash and Banks	1,518	-	-	1,518
Time deposits	305	-	-	305
Mutual funds	-	1,349	-	1,349
Financial assets at fair value through profit or loss:
Government bonds	-	8,872	-	8,872
Mutual funds	-	6,579	-	6,579
Financial assets at amortized cost:
Government bonds	243	-	-	243
Total	21,746	16,800	23	38,569

As of December 31, 2020
Assets
Trade receivables	21,352	-	-	21,352
Other receivables	592	-	492	1,084
Cash and cash equivalents
Cash and Banks	2,472	-	-	2,472
Mutual funds	-	4,110	-	4,110
Financial assets at fair value through profit or loss:
Government bonds	-	3,352	-	3,352
Financial assets at fair value
Government bonds	478	-	-	478
Total	24,894	7,462	492	32,848

	Financial liabilities at amortized cost	Total
As of December 31, 2021
Liabilities
Trade payables	76,837	76,837
Other payables	13,429	13,429
Borrowings	10,262	10,262
Total	100,528	100,528

As of December 31, 2020
Liabilities
Trade payables	50,606	50,606
Other payables	14,009	14,009
Borrowings	12,681	12,681
Total	77,296	77,296

Schedule of income, expenses, gains and losses of financial instruments

The income, expenses, gains and losses resulting from each category of financial instruments are as follow:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2021
Interest income	65	-	65
Exchange differences	456	492	948
Changes in fair value of financial assets	-	3,967	3,967
Net gain from the cancelattion of Corporate Notes	3	-	3
Other	580	-	580
Total	1,104	4,459	5,563

As of December 31, 2020
Interest income	83	-	83
Exchange differences	860	874	1,734
Changes in fair value of financial assets	-	1,492	1,492
Net gain from the cancelattion of Corporate Notes	626	-	626
Total	1,569	2,366	3,935

	Financial liabilities at amortized cost	Total
As of December 31, 2021
Interest expense	(26,920)	(26,920)
Exchange differences	(2,550)	(2,550)
Other financial results	(1,057)	(1,057)
Total	(30,527)	(30,527)

As of December 31, 2020
Interest expense	(13,814)	(13,814)
Exchange differences	(6,192)	(6,192)
Other financial results	(317)	(317)
Total	(20,323)	(20,323)

Schedule of credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired may be assessed based on external credit ratings or historical information:

	12.31.21	12.31.20
Customers with no external credit rating:
Group 1 (i)	12,828	15,748
Group 2 (ii)	1,660	1,304
Group 3 (iii)	3,075	4,300
Total trade receivables	17,563	21,352

(i)	Relates to customers with debt to become due.
(ii)	Relates to customers with past due debt from 0 to 3 months.
(iii)	Relates to customers with past due debt from 3 to 12 months.